NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
NET OPERATING REVENUE
Schedule of net operating revenue

	12/31/2024	12/31/2023	12/31/2022
Generation
For distribution	18,811,949	17,030,455	14,104,623
End consumers	2,941,312	3,853,830	3,925,510
CCEE	3,278,465	1,680,285	1,159,158
Operation and maintenance revenue	3,063,896	4,052,072	4,676,630
	28,095,622	26,616,642	23,865,921
Transmission
Operation and maintenance revenue	7,725,358	7,335,165	6,379,321
Construction revenue	4,161,735	2,960,792	1,494,307
Contractual financial revenue	7,405,486	7,136,080	7,901,256
	19,292,579	17,432,037	15,774,884

Financial effect of Itaipu	—	—	294,934
Other revenue	337,166	426,427	1,101,817
	47,725,367	44,475,106	41,037,556

(-) Deductions from Operating revenue
(-) ICMS	(761,342)	(1,053,742)	(1,103,091)
(-) PIS and COFINS	(4,295,000)	(3,906,818)	(3,527,175)
(-) Sectoral charges	(2,484,234)	(2,348,976)	(2,322,369)
(-) Other Deductions (including ISS)	(3,239)	(6,662)	(10,688)
	(7,543,815)	(7,316,198)	(6,963,323)

Net operating revenue	40,181,552	37,158,908	34,074,233